Discontinued operations - Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Property, plant and equipment	$ 26,840	$ 27,636
Intangible assets	12,897	13,352
Goodwill	10,551	10,667
LIABILITIES
Long-term debt	25,024	22,415
Deferred tax liabilities	3,765	3,561
Other non-current liabilities	934	$ 871
Disposal groups classified as held for sale
ASSETS
Contract assets	1
Contract costs	3
Property, plant and equipment	479
Intangible assets	227
Goodwill	115
Total assets held for sale	825
LIABILITIES
Long-term debt	115
Deferred tax liabilities	82
Other non-current liabilities	8
Total liabilities held for sale	205
Net assets held for sale	620
Contract costs	$ 3